UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-9533

Colonial Insured Municipal Fund
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	11/30/06

Date of reporting period:	2/28/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
February 28, 2006 (Unaudited)	Colonial Insured Municipal Fund

		Par ($)	Value ($)*
Municipal Bonds – 155.0%
EDUCATION – 5.8%
Education – 2.4%
AR University Revenue
	Construction UAMS Campus,
	Series 2004 B,
	Insured: MBIA
	5.000% 11/01/28	1,475,000	1,556,671
		Education Total	1,556,671
Student Loan – 3.4%
MT Higher Education Student Assistance Corp.
	Series 1999 B, AMT,
	6.400% 12/01/32	2,000,000	2,129,300
	Student Loan Total		2,129,300
	EDUCATION TOTAL		3,685,971
HEALTH CARE – 10.1%
Continuing Care Retirement – 1.8%
NY Dormitory Authority
	Miriam Osborn Memorial Home,
	Series 2000 B,
	Insured: ACA
	6.875% 07/01/19	500,000	561,955
NY Suffolk County Industrial Development Agency
	Jefferson Ferry,
	Series 1999 A,
	7.200% 11/01/19	550,000	592,059
	Continuing Care Retirement Total		1,154,014
Health Services – 3.5%
WI Health & Educational Facilities Authority
	Marshfield Clinic,
	Series 1999,
	Insured: RAD
	6.250% 02/15/29	2,000,000	2,175,900
	Health Services Total		2,175,900
Hospitals – 4.8%
CO Health Facilities Authority
	Parkview Medical Center, Inc.,
	Series 2001,
	6.600% 09/01/25	400,000	441,152
NV Henderson Healthcare Facility Revenue
	Catholic West,
	Series 1999 A,
	6.750% 07/01/20	60,000	66,410
OK Industrial Authority Revenue
	Health Systems Obligation Group,
	Series A,
	Insured: MBIA
	5.750% 08/15/29	1,155,000	1,234,464

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)

WA Health Care Facilities Authority
	Kadlec Medical Center,
	Series 2001,
	Insured: RAD
	5.875% 12/01/21	300,000	322,653
WI State Health & Educational Facilities Authority
	Thedacare, Inc.
	Series 2005,
	Insured: AMBAC
	4.500% 12/15/25	1,000,000	992,170
Hospitals Total			3,056,849
HEALTH CARE TOTAL			6,386,763
HOUSING – 5.3%
Assisted Living / Senior – 1.1%
DE Kent County
	Heritage at Dover,
	Series 1999, AMT,
	7.625% 01/01/30	235,000	215,293
NC Medical Care Commission
	DePaul Community Facilities,
	Series 1999,
	7.625% 11/01/29	475,000	498,769
Assisted Living / Senior Total			714,062
Multi-Family – 0.8%
FL Broward County Housing Finance Authority
	Chaves Lake Apartment Project,
	Series 2000 A, AMT,
	7.500% 07/01/40	250,000	260,042
FL Clay County Housing Finance Authority
	Madison Commons Apartments,
	Series 2000 A, AMT,
	7.450% 07/01/40	245,000	247,051
Multi-Family Total			507,093
Single-Family – 3.4%
AK Housing Finance Corp.,
	Series 1999 A-1,
	Insured: FHA
	6.150% 06/01/39	1,575,000	1,645,702
CA Rural Home Mortgage Finance Authority
	Series 1998 A, AMT,
	Insurer: GNMA
	6.350% 12/01/29	85,000	85,476

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
CO Housing Finance Authority
	Series 2000 B-2, AMT,
	7.250% 10/01/31	80,000	82,921
OK Housing Finance Agency
	Series 2000 C-2, AMT,
	7.550% 09/01/28	310,000	315,062
Single-Family Total			2,129,161
HOUSING TOTAL			3,350,316
INDUSTRIALS – 3.2%
Oil & Gas – 3.2%
NV Clark County Industrial Development Authority
	Southwest Gas Corp.,
	Series 2005 A, AMT,
	Insured: AMBAC
	4.850% 10/01/35	2,000,000	2,024,400
Oil & Gas Total			2,024,400
INDUSTRIALS TOTAL			2,024,400
OTHER – 6.8%
Other – 3.4%
AL Incentives Financing Authority
	Series 1999 A,
	Insured: AMBAC
	6.000% 10/01/29	2,000,000	2,194,060
Other Total			2,194,060
Pool / Bond Bank – 1.7%
UT Water Finance Agency
	Series 2002 B,
	Insured: AMBAC
	5.125% 07/01/23	1,000,000	1,066,450
Pool / Bond Bank Total			1,066,450
Refunded / Escrowed(a) – 1.7%
NV Henderson Healthcare Facility Revenue
	Catholic West,
	Series 1999 A,
	Pre-refunded 07/01/10,
	6.750% 07/01/20	440,000	497,662
WV Hospital Finance Authority
	Charleston Area Medical Center,
	Series 2000 A,
	Pre-refunded 09/01/10,
	6.750% 09/01/30	500,000	569,330
Refunded / Escrowed Total			1,066,992
OTHER TOTAL			4,327,502

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)

RESOURCE RECOVERY – 1.2%
Disposal – 1.2%
CA Salinas Valley Solid Waste Authority
	Series 2002, AMT,
	Insured: AMBAC
	5.125% 08/01/22	750,000	781,822
Disposal Total			781,822
RESOURCE RECOVERY TOTAL			781,822
TAX-BACKED – 59.1%
Local Appropriated – 4.1%
IL Chicago Park District
	Series 2004 A,
	Insured: AMBAC
	5.000% 01/01/25	1,000,000	1,054,310
IN Carmel Industrial School Building Corp.,
	First Mortgage,
	Series 2003,
	Insured: MBIA
	5.000% 07/15/22	1,000,000	1,057,460
OK Grady County Correctional Facilities
	Series 1999,
	Insured: MBIA
	6.000% 11/01/29	500,000	513,640
Local Appropriated Total			2,625,410
Local General Obligations – 14.6%
CA Centinela Valley Union High School District
	Series 2002 A,
	Insured: MBIA
	5.250% 02/01/22	730,000	830,207
CA Empire Unified School District No. 1987-1-A
	Series 2002,
	Insured: AMBAC
	(b) 10/01/18	1,665,000	972,410
CA Morgan Hill Unified School District
	Series 2002,
	Insured: FGIC
	(b) 08/01/21	1,000,000	507,950

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA Union Elementary School District
	Series 1999 A,
	Insured: FGIC
	(b) 09/01/16	1,400,000	907,354
CA Vallejo City Unified School District
	Series 2002 A,
	Insured: MBIA
	5.900% 02/01/21	500,000	604,085
IL Chicago
	Series A
	Insured: FSA
	5.000% 01/01/26	1,000,000	1,057,010
IL Coles & Cumberland Counties Unified School District
	Series 2000,
	Insured: FSA
	(b) 12/01/14	2,080,000	1,458,018
MI Detroit City School District
	Series 2005 A,
	Insured: FSA
	5.250% 05/01/30	1,500,000	1,720,200
OR Clackamas County School District Number 007J Lake Oswego
	Insured: FSA
	5.250% 06/01/25	1,000,000	1,147,710
Local General Obligations Total			9,204,944
Special Non - Property Tax – 26.5%
LA Ernest N. Moria Exhibition Hall Authority
	Special Tax,
	Series 2004,
	Insured: AMBAC
	5.000% 07/15/23	2,000,000	2,097,600
MA Bay Transportation Authority Sales Tax Revenue
	Series 2005 B,
	Insured: MBIA
	5.500% 07/01/28	1,000,000	1,187,170
MI Trunk Line Department of Treasury
	Series 2004,
	Insured: FSA
	5.250% 11/01/21	1,000,000	1,140,700
NJ Economic Development Authority
	Motor Vehicle Revenue,
	Series 2004 A,
	Insured: MBIA
	5.250% 07/01/26(c)	2,000,000	2,291,160
NM County of Bernalillo
	Gross Receipts,
	Series 2005,
	Insured: AMBAC
	5.250% 10/01/26	2,000,000	2,287,460

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
NY Urban Development Corp.
	State Personal Income Tax,
	Series 2004 A-2,
	Insured: MBIA
	5.500% 03/15/22	1,000,000	1,167,280
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2002 E,
	Insured: FSA:
	5.500% 07/01/21	1,000,000	1,165,680
	5.500% 07/01/23	1,000,000	1,169,760
	Series 2005 L,
	Insured: MBIA
	5.250% 07/01/35	1,000,000	1,170,470
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Insured: AMBAC
	5.500% 07/01/23	1,500,000	1,754,640
	Series 2005 A,
	Insured: FGIC
	5.500% 07/01/24	1,125,000	1,321,796
Special Non-Property Tax Total			16,753,716
Special Property Tax – 4.0%
CA Huntington Park Public Financing Authority Revenue
	Series 2004,
	Insured: FSA
	5.250% 09/01/19	1,190,000	1,320,674
CA Pittsburg Redevelopment Agency
	Los Medanos Project,
	Series 1999,
	Insured: AMBAC
	(b) 08/01/26	2,500,000	1,001,350
FL Lexington Oaks Community Development District
	Series 2000 A,
	7.200% 05/01/30	185,000	191,884
Special Property Tax Total			2,513,908
State Appropriated – 5.2%
NJ Economic Development Authority
	School Facilities Construction,
	Series 2005 N-1,
	Insured: FGIC
	5.500% 09/01/27	1,000,000	1,184,500
OK Capital Improvement Authority
	Higher Education Projects,
	Series 2005 F,
	Insured: AMBAC
	5.000% 07/01/30	1,000,000	1,059,650

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
PA Commonwealth Financing Authority Revenue
	Series 2005 A,
	Insured: MBIA
	5.000% 06/01/25	1,000,000	1,065,520
State Appropriated Total			3,309,670
State General Obligations – 4.7%
CA State
	Series 2002,
	Insured: AMBAC
	6.000% 04/01/16	500,000	587,340
MA
	Series 2004 C,
	Insured: AMBAC
	5.500% 12/01/24	2,000,000	2,358,040
State General Obligations Total			2,945,380
TAX-BACKED TOTAL			37,353,028
TRANSPORTATION – 34.4%
Air Transportation – 6.8%
FL Miami-Dade County Industrial Development Authority
	Airis Miami II, LLC,
	Series 1999 A, AMT,
	Insured: AMBAC
	6.000% 10/15/25	1,000,000	1,082,270
MA Port Authority
	US Airways, Inc.,
	Series 1999, AMT,
	Insured: MBIA
	6.000% 09/01/21	2,500,000	2,612,850
MN Minneapolis & St. Paul Metropolitan Airports Commission
	Northwest Airlines, Inc.,
	Series 2001 A, AMT,
	7.000% 04/01/25(d)	250,000	168,992
NC Charlotte Douglas International Airport
	US Airways, Inc.,:
	Series 1998, AMT,
	5.600% 07/01/27	200,000	159,888
	Series 2000, AMT,
	7.750% 02/01/28	250,000	252,225
Air Transportation Total			4,276,225
Airports – 12.0%
DC Metropolitan Washington Airports Authority
	Series 2003 A, AMT,
	Insured: FGIC
	5.500% 10/01/19	1,000,000	1,086,430

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Airports – (continued)
IN Indianapolis Local Public Improvement Bond Bank
	Airport Authority Project,
	Series 2005 B, AMT,
	Insured: MBIA
	5.250% 01/01/29	1,000,000	1,054,160
MO St. Louis Airport Revenue
	Lambert-St. Louis International Airport,
	Series 2005,
	Insured: MBIA
	5.500% 07/01/27	1,000,000	1,177,290
NY Niagara Frontier Transportation Authority
	Series 1999 A, AMT,
	Insured: MBIA
	5.625% 04/01/29	1,000,000	1,058,320
TN Memphis-Shelby County Airport Authority
	Series 1999 D, AMT,
	Insured: AMBAC
	6.000% 03/01/24	3,000,000	3,236,520
Airports Total			7,612,720
Ports – 3.1%
TX Harris County Port of Houston Authority
	Series 2005 B,
	Insured: MBIA
	4.125% 10/01/23	2,000,000	1,943,800
Ports Total			1,943,800
Toll Facilities – 7.9%
CO Northwest Parkway Public Highway Authority
	Series 2001 D,
	7.125% 06/15/41	200,000	188,332
NY Thruway Authority
	Second General Highway & Bridge Trust Fund:
	Series 2005 A,
	Insured: MBIA
	5.000% 04/01/24	1,000,000	1,064,570
	Series 2005 B,
	Insured: AMBAC
	5.500% 04/01/20	1,000,000	1,163,880
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	Insured: MBIA
	5.500% 11/15/20	1,200,000	1,400,112
PA Turnpike Commission Registration Fee Revenue
	Series 2005 A,
	Insured: FSA
	5.250% 07/15/25	1,000,000	1,146,890
Toll Facilities Total			4,963,784

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Toll Facilities – (continued)
Transportation – 4.6%
IN Transportation Finance Authority Highway Revenue
	Series 2004 A,
	Insured: FGIC
	5.250% 06/01/20	1,000,000	1,088,580
NV Department of Business & Industry
	Las Vegas Monorail Project,
	Series 2000,
	7.375% 01/01/40	250,000	258,713
NY Metropolitan Transportation Authority
	Series 2002 A,
	Insured: FSA
	5.000% 11/15/30	1,500,000	1,583,310
Transportation Total			2,930,603
TRANSPORTATION TOTAL			21,727,132
UTILITIES – 29.1%
Independent Power Producers – 0.5%
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Cogeneration Facilities
	AES Project,
	Series 2000, AMT,
	6.625% 06/01/26	295,000	320,804
Independent Power Producers Total			320,804
Investor Owned – 11.5%
CA Pollution Control Financing Authority
	San Diego Gas & Electric Co.,
	Series 1991 A, AMT,
	6.800% 06/01/15	500,000	589,030
CO Adams County
	Public Service Co.,
	Series 2005 A,
	Insured: MBIA
	4.375% 09/01/17	1,000,000	1,019,340
HI Department of Budget & Finance
	Hawaiian Electric Co.,
	Series 1999 C, AMT,
	Insured: AMBAC
	6.200% 11/01/29	2,000,000	2,179,760
KY Boone County Pollution Control Revenue
	Collateral Dayton Power & Light Co.
	Series 2005 A,
	Insured: FGIC
	4.700% 01/01/28	1,000,000	1,014,450

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
TX Brazos River Authority
	Houston Industries, Inc.,
	Series 1998 A,
	Insured: AMBAC
	5.125% 05/01/19	2,100,000	2,199,897
	TXU Energy Co., LLC,
	Series 2003 C, AMT,
	6.750% 10/01/38	215,000	238,338
Investor Owned Total			7,240,815
Joint Power Authority – 1.7%
SC State Public Service Authority
	Santee Cooper,
	Series 2006 A,
	Insured: MBIA
	5.000% 01/01/29	1,000,000	1,060,580
Joint Power Authority Total			1,060,580
Municipal Electric – 4.3%
CA Department of Water Resources
	Power Supply Revenue Bonds,
	Series 2002 A,
	Insured: AMBAC
	5.500% 05/01/14	1,000,000	1,108,810
TX Lower Colorado River Authority
	Series 1999 A,
	Insured: AMBAC
	5.500% 05/15/21	1,500,000	1,596,225
Municipal Electric Total			2,705,035
Water & Sewer – 11.1%
AZ Water System Revenue
	Phoenix Civic Improvement Corp.,
	Series 2001,
	Insured: FGIC
	5.500% 07/01/21	1,000,000	1,166,930
FL Tallahassee Consolidated Utilities System
	Series 2001,
	Insured: FGIC
	5.500% 10/01/19	1,360,000	1,575,342
TX Corpus Christi Utility System Revenue
	Series 2005 A,
	Insured: AMBAC
	5.000% 07/15/22	2,000,000	2,127,700
TX Houston Utility System Revenue
	Series 2004 A,
	Insured: FSA
	5.250% 05/15/20	2,000,000	2,174,900

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
Water & Sewer Total			7,044,872
UTILITIES TOTAL			18,372,106
	Total Municipal Bonds (cost of $92,801,083)
		Shares
Municipal Preferred Stocks – 0.8%
HOUSING – 0.8%
Multi-Family – 0.8%
Charter Mac Equity Issue Trust
	AMT,
	7.100% 06/30/09(e)	500,000	542,585
Multi-Family Total			542,585
HOUSING TOTAL			542,585
	Total Municipal Preferred Stocks (cost of $500,000)		542,585
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	95	95
Total Investment Company (cost of $95)			95

		Par ($)
Short-Term Obligations – 1.4%
VARIABLE RATE DEMAND NOTES (f) – 1.4%
IN Health Facility Financing Authority
	Fayette Memorial Hospital Association, Inc.,
	Series 2002 A,
	LOC: US Bank N.A.
	2.820% 10/01/32	100,000	100,000
KY Shelby County Lease
	Series 2004 A,
	LOC: U.S. Bank N.A.
	2.780% 09/01/34	100,000	100,000
MO Chesterfield Industrial Development Authority Educational Facilities
	Gateway Academy Inc.,
	Series 2003,
	LOC: US Bank NA
	2.820% 01/01/28	100,000	100,000
MS Jackson County Pollution Control Revenue
	Chevron Corp.,
	Series 1993,
	2.800% 06/01/23	200,000	200,000

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (f) – (continued)
SD Lawrence County Pollution Control Revenue
	Homestake Mining Co.
	Series 1997 B,
	LOC: Chase Manhattan Bank
	2.800% 07/01/32	100,000	100,000
WY Lincoln County Pollution Control Revenue
	Exxon Mobil Corp.,
	Series 2005
	2.690% 11/01/14	300,000	300,000

VARIABLE RATE DEMAND NOTES TOTAL			900,000

	Total Short-Term Obligations (cost of $900,000)		900,000

	Total Investments – 157.2% (cost of $94,201,178)(g)(h)		99,451,720

	Auction Preferred Shares Plus Cumulative Unpaid Distributions- (59.0)%		(37,316,146)

	Other Assets & Liabilities, Net – 57.2%		1,109,814

	Net Assets – 100.0%		63,245,388

	Notes to Investment Portfolio:

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(b)	Zero coupon bond.
(c)	A portion of this security with a market value of $2,291,160 is pledged as collateral for open futures contracts.
(d)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. At February 28, 2006, the value of these securities amounted to $168,992, which represents 0.3% of net assets.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the value of this security, which is not illiquid, represents 0.8% of net assets.

(f)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at February 28, 2006.

(g)	Cost for federal income tax purposes is $94,138,367.
(h)	Unrealized appreciation and depreciation at February 28, 2006 based on cost of investments for federal income tax purposes was:
	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$5,447,586	$(134,233)	$5,313,353

At February 28, 2006, the Fund held the following open short futures contracts:

			Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
10 Year U.S Treasury Note	76	$(8,208,000)	$(8,244,395)	Mar-2006	$36,395

Acronym	Name

ACA	American Capital Access
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Co.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial Insured Municipal Fund

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 26, 2006